     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JUNE 28, 2007

                                            SECURITIES ACT FILE NO. 333-

                                       INVESTMENT COMPANY ACT FILE NO. 811-22043

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--------------------------------------------------------------------------------

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-2

         [X]  REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                    [ ]  PRE-EFFECTIVE AMENDMENT NO.
                    [ ]  POST-EFFECTIVE AMENDMENT NO.
                                            AND/OR
         [X]  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                    [X]  AMENDMENT NO. 3

                  VAN KAMPEN DYNAMIC CREDIT OPPORTUNITIES FUND
               (Exact Name of Registrant as Specified in Charter)

                          1221 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10020
                    (Address of Principal Executive Offices)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 847-2424

                             AMY R. DOBERMAN, ESQ.
                               MANAGING DIRECTOR
                          VAN KAMPEN INVESTMENTS INC.
                          1221 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10020
                    (Name and Address of Agent for Service)

                                   COPIES TO:

               CHARLES B. TAYLOR                              LEONARD B. MACKEY, JR.
    SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP                  CLIFFORD CHANCE US LLP
             333 WEST WACKER DRIVE                             31 WEST 52ND STREET
            CHICAGO, ILLINOIS 60606                          NEW YORK, NEW YORK 10019

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, as amended, other than securities offered in connection with a dividend reinvestment plan, check the following box. [ ]

It is proposed that this filing will become effective (check appropriate box):

[ ] When declared effective pursuant to section 8(c).

If appropriate, check the following box:

[ ] This [post-effective] amendment designates a new effective date for a previously filed [post-effective amendment] [registration statement].

[X] This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration statement number of the earlier effective registration statement for the same offering is 333-141816.

        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                                                               PROPOSED MAXIMUM     PROPOSED MAXIMUM        AMOUNT OF
                                          AMOUNT BEING          OFFERING PRICE         AGGREGATE           REGISTRATION
TITLE OF SECURITIES BEING REGISTERED       REGISTERED             PER SHARE        OFFERING PRICE(1)           FEE
---------------------------------------------------------------------------------------------------------------------------
Common Shares, $0.01 par value         1,150,000 Shares(2)          $20.00            $23,000,000            $706.10
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------

(1) Estimated solely for the purpose of calculating the registration fee.

(2) Includes shares that may be offered to the underwriters pursuant to an over-allotment option.

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

Explanatory Note

This Registration Statement is being filed pursuant to Rule 462(b) under the Securities Act of 1933, as amended. The contents of the Registration Statement on Form N-2 (File Nos. 333-141816 and 811-22043) and all amendments thereto filed by Van Kampen Dynamic Credit Opportunities Fund (the "Registrant") with the Securities and Exchange Commission, declared effective on June 26, 2007, are incorporated herein by reference.

PART C
--------------------------------------------------------------------------------

Other information

ITEM 25.  FINANCIAL STATEMENTS AND EXHIBITS

(1)  Financial Statements
     Part A--Report of independent registered public accounting firm(3)
     Part B--Statement of Net Assets(3)
(2)  Exhibits
     (a)     (1) Agreement and Declaration of Trust(3)
             (2) First Certificate of Amendment to Agreement and
             Declaration of Trust(3)
     (b)     By-Laws(3)
     (c)     Inapplicable
     (d)     Inapplicable
     (e)     Automatic Dividend Reinvestment Plan(3)
     (f)     Inapplicable
     (g)(1)  Investment Advisory Agreement(2)
     (g)(2)  Investment Subadvisory Agreement(3)
     (h)     Form of Underwriting Agreement(3)
     (i)(1)  Form of Trustee Deferred Compensation Plan(2)
     (i)(2)  Form of Trustee Retirement Plan(3)
     (j)     Form of Custodian Agreement(2)
     (k)(1)  Form of Stock Transfer Agency Agreement(2)
     (k)(2)  Form of Fund Accounting Agreement(2)
     (k)(3)  Form of Legal Services Agreement(2)
     (l)     Opinion and Consent of Skadden, Arps, Slate, Meagher & Flom
             LLP(1)
     (m)     Inapplicable
     (n)     Consent of Independent Registered Public Accounting Firm(1)
     (o)     Inapplicable
     (p)     Initial Subscription Agreement(2)
     (q)     Inapplicable
     (r)(1)  Code of Ethics of the Fund(3)
     (r)(2)  Code of Ethics of the Adviser(2)
     (r)(3)  Code of Ethics of the Subadviser(2)
     (s)     Power of Attorney(3)

------------

(1)  Filed herewith.
(2) Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-2, File Nos. 333-141816 and 811-22043, filed on May 25, 2007.
(3) Incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-2, File Nos. 333-141816 and 811-22043, filed on June 26, 2007.

ITEM 25.  MARKETING ARRANGEMENTS

Reference is made to the Form of Underwriting Agreement for the Registrant's shares of beneficial interest to be filed by amendment to this Registration Statement.

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 C-1

PART C
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ITEM 26.  OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION

The following table sets forth the estimated expenses to be incurred in connection with the offering described in this Registration Statement:

Registration fee............................................   $ 12,356
NYSE listing fee............................................   $ 30,000
Printing (other than certificates)..........................   $114,230
Accounting fees and expenses................................   $ 27,000
Legal fees and expenses.....................................   $290,000
NASD fee....................................................   $ 40,000
Miscellaneous...............................................   $ 11,414
  Total.....................................................   $525,000

ITEM 27.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT

None.

ITEM 28.  NUMBER OF HOLDERS OF SHARES

As of June 26, 2007

                                                                    NUMBER OF
TITLE OF CLASS                                                 RECORD HOLDERS
-----------------------------------------------------------------------------
Common Shares of Beneficial Interest........................         1

ITEM 29.  INDEMNIFICATION

Section 8 of the Fund's Declaration of Trust provides as follows:

SECTION 8.1 Trustees, Shareholders, etc, Not Personally Liable; Notice. The Trustees, officers, employees and agents of the Trust, in incurring any debts, liabilities or obligations, or in limiting or omitting any other actions for or in connection with the Trust, are or shall be deemed to be acting as Trustees, officers, employees or agents of the Trust and not in their own capacities. No Shareholder shall be subject to any personal liability whatsoever in tort, contract or otherwise to any other Person or Persons in connection with the assets or the affairs of the Trust or of any Series, and subject to Section 8.4 hereof, no Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever in tort, contract, or otherwise, to any other Person or Persons in connection with the assets or affairs of the Trust or of any Series, save only that arising from his own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or the discharge of his functions. The Trust (or if the matter relates only to a particular Series, that Series) shall be solely liable for any and all debts, claims, demands, judgments, decrees, liabilities or obligations of any and every kind, against or with respect to the Trust or such Series in tort, contract or otherwise in connection with the assets or the affairs of the Trust or such Series, and all Persons dealing with the Trust or any Series shall be deemed to have agreed that resort shall be had solely to the Trust Property of the Trust or the Series Assets of such Series, as the case may be, for the payment or performance thereof.

The Trustees shall use their best efforts to ensure that every note, bond, contract, instrument, certificate or undertaking made or issued by the Trustees or by any officers or officer shall give notice that a Certificate of Trust, referring to the Declaration of Trust, is on file with the Secretary of the state of Delaware and shall recite to the effect that the same was executed or made by or on behalf of the Trust or by them as Trustees or Trustee or as officers or officer, and not individually, and that the obligations of such instrument are not binding upon any of them or the Shareholders individually but are binding only upon the assets and property of the Trust, or the particular Series in question, as the case may be, but the omission thereof shall not operate to bind any Trustees or Trustee or officers or

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                                                                             C-2

PART C
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officer or Shareholders or Shareholder individually, or to subject the Series
Assets of any Series to the obligations of any other Series.

SECTION 8.3. Indemnification of Shareholders. If any Shareholder (or former Shareholder) of the Trust shall be charged or held to be personally liable for any obligation or liability of the Trust solely by reason of being or having been a Shareholder and not because of such Shareholder's acts or omissions or for some other reason, the Trust (upon proper and timely request by the Shareholder) may assume the defense against such charge and satisfy any judgment thereon or may reimburse the Shareholders for expenses, and the Shareholder or former Shareholder (or the heirs, executors, administrators or other legal representatives thereof, or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled (but solely out of the assets of the Series of which such Shareholder or former Shareholder is or was the holder of Shares) to be held harmless from and indemnified against all loss and expense arising from such liability.

SECTION 8.4. Indemnification of Trustees, Officers, etc. Subject to the limitations, if applicable, hereinafter set forth in this Section 8.4, the Trust shall indemnify (from the assets of the Series or Series to which the conduct in question relates) each of its Trustees, officers, employees and agents (including Persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter, together with such Person's heirs, executors, administrators or personal representative, referred to as a "Covered Person")) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter as to which it has been determined that such Covered Person (i) did not act in good faith in the reasonable belief that such Covered Person's action was in or not opposed to the best interests of the Trust; (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office
(iii) for a criminal proceeding, had reasonable cause to believe that his conduct was unlawful (the conduct described in (i), (ii) and (iii) being referred to hereafter as "Disabling Conduct"). A determination that the Covered Person is entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the Covered Person to be indemnified was not liable by reason of Disabling Conduct,
(ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of Disabling Conduct by (a) a vote of a majority of a quorum of Trustees who are neither "interested persons" of the Trust as defined in Section 2(a)(19) of the 1940 Act nor parties to the proceeding (the "Disinterested Trustees"), or (b) an independent legal counsel in a written opinion. Expenses, including accountants' and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time by one or more Series to which the conduct in question related in advance of the final disposition of any such action, suit or proceeding; provided that the Covered Person shall have undertaken to repay the amounts so paid to such Series if it is ultimately determined that indemnification of such expenses is not authorized under this Article 8 and (i) the Covered Person shall have provided security for such undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested Trustees, or an independent legal counsel in a written opinion, shall have determined, based on a review of readily

--------------------------------------------------------------------------------

PART C
--------------------------------------------------------------------------------

available facts (as opposed to a full trial type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

ITEM 30.  BUSINESS AND OTHER CONNECTIONS OF ADVISER AND SUBADVISER

For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and directors of the Adviser and Subadviser, reference is made to the Adviser's current Form ADV (File No. 801-1669) and the Subadviser's Form ADV (File No. 801-63319 ), each filed under the Investment Adviser's Act of 1940, as amended, incorporated herein by reference.

ITEM 31.  LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder to be maintained (i) by the Registrant, will be maintained at its offices located at 1221 Avenue of the Americas, New York, New York 10020, Van Kampen Investor Services Inc., Harborside Financial Center, Plaza 2, Jersey City, New Jersey 07303-0947 or at the State Street Bank and Trust Company, 1776 Heritage Drive, North Quincy, Massachusetts; (ii) by the Adviser, will be maintained at its offices located at 1221 Avenue of the Americas, New York, New York 10020 or at 1 Parkview Plaza, Suite 100, Oakbrook Terrace, Illinois 60181; and (iii) by the Subadviser, will be maintained at its offices located at 535 Madison Avenue, New York, New York 10022.

ITEM 32.  MANAGEMENT SERVICES

Not Applicable.

ITEM 33.  UNDERTAKINGS

       (1) The Registrant hereby undertakes to suspend the offering of its units until it amends its prospectus if (a) subsequent to the effective date of its Registration Statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of the Registration Statement or (b) the net asset value increases to an amount greater than its net proceeds as stated in the Prospectus.

       (2)  Not applicable.

       (3)  Not applicable.

       (4)  Not applicable.

       (5)(a) For the purposes of determining any liability under the Securities Act of 1933, the information omitted from the form of Prospectus filed as part of a Registration Statement in reliance upon Rule 430A and contained in the form of Prospectus filed by the Registrant under Rule 497 (h) under the Securities Act of 1933 shall be deemed to be part of the Registration Statement as of the time it was declared effective.

          (b) For the purpose of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of Prospectus shall be deemed to be a new Registration Statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

       (6) The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery within two business days of receipt of a written or oral request, any Statement of Additional Information.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Signatures

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 28th day of June, 2007.

                                          VAN KAMPEN DYNAMIC CREDIT
                                          OPPORTUNITIES FUND

                                          By:      /s/ Ronald E. Robison
                                            ------------------------------------
                                                     Ronald E. Robison
                                             President and Principal Executive
                                                           Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

NAME                                              TITLE
-----------------------------------------------------------------------------------------------------
Principal Executive Officer:

/s/ Ronald E. Robison                             President and Principal Executive Officer
-----------------------------------------------
Ronald E. Robison


Principal Financial Officer:

/s/ Stuart N. Schuldt*                            Chief Financial Officer and Treasurer
-----------------------------------------------
Stuart N. Schuldt


Trustees:

/s/ David C. Arch*                                Trustee
-----------------------------------------------
David C. Arch


/s/ Jerry D. Choate*                              Trustee
-----------------------------------------------
Jerry D. Choate


/s/ Rod Dammeyer*                                 Trustee
-----------------------------------------------
Rod Dammeyer


/s/ Linda Hutton Heagy*                           Trustee
-----------------------------------------------
Linda Hutton Heagy


/s/ R. Craig Kennedy*                             Trustee
-----------------------------------------------
R. Craig Kennedy


/s/ Howard J Kerr*                                Trustee
-----------------------------------------------
Howard J Kerr


/s/ Jack E. Nelson*                               Trustee
-----------------------------------------------
Jack E. Nelson

SIGNATURES
--------------------------------------------------------------------------------

NAME                                              TITLE
-----------------------------------------------------------------------------------------------------


/s/ Hugo F. Sonnenschein*                         Trustee
-----------------------------------------------
Hugo F. Sonnenschein


/s/ Wayne W. Whalen*                              Trustee
-----------------------------------------------
Wayne W. Whalen


/s/ Suzanne H. Woolsey*                           Trustee
-----------------------------------------------
Suzanne H. Woolsey

------


* Signed by Lou Anne McInnis pursuant to a power of attorney filed herewith.

/s/ Lou Anne McInnis                                                                    June 28, 2007
-----------------------------------------------
Lou Anne McInnis
Attorney-in-Fact

--------------------------------------------------------------------------------

Exhibit Index


     (l)     Opinion and Consent of Skadden, Arps, Slate, Meagher & Flom
             LLP
     (n)     Consent of Independent Registered Public Accounting Firm